Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 8,920		₨ 7,294
Work-in-progress	7,201		7,175
Finished goods (includes stock-in-trade)	14,969		12,226
Packing materials, stores and spares	2,489		2,394
Total Inventories	₨ 33,579	$ 486	₨ 29,089